Contract liabilities	12 Months Ended
Dec. 31, 2021
Contract liabilities
Contract liabilities

24          Contract liabilities

	2020	2021
	RMB’000	RMB’000
Advance receipt for treatment packages	8,639	236,476

As at end of 31 December 2021, the contract liabilities are aged within one year from the date when the sales contracts in respect of treatment packages were entered into.